Leases - Summary of Information Relating to Operating Leases (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Right-of-use assets	$ 48,817	$ 74,092
Lease liabilities	$ 52,105	$ 78,977
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other assets	Other assets
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Other liabilities	Other liabilities